Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of Farm Bureau Life Annuity Account

Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Farm Bureau Life Annuity Account (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 1994.

Des Moines, Iowa

April 26, 2022

Appendix:

Subaccounts comprising Farm Bureau Life Annuity Account

Subaccounts	Statement of operations	Statements of changes in net assets

Product A & B

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares

BNY Mellon VIF Appreciation Portfolio - Initial Shares

BNY Mellon VIF Growth & Income Portfolio - Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product C

Calvert VP EAFE International Index Portfolio - Class F

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio - Class F

Calvert VP S&P MidCap 400 Index Portfolio - Class F

Columbia VP Overseas Core Fund - Class 1

Columbia VP Select Mid Cap Value Fund - Class 1

Columbia VP Small Cap Value Fund - Class 2

Columbia VP Small Company Growth Fund - Class 2

	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

DWS Global Small Cap VIP - Class A

DWS International Growth VIP - Class A

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Service Class 2

Fidelity® VIP Growth Portfolio - Service Class 2

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Service Class 2

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Real Estate Portfolio - Service Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Global Bond VIP Fund - Class 2

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities

December 31, 2021

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A & B
American Century VP Capital Appreciation Fund	$3,426,069	$3,426,069	$-	$3,426,069	$2,536,525	183,212.23	65,336.24	-
American Century VP Inflation Protection Bond Fund	246,621	246,621	-	246,621	221,262	21,538.97	15,267.39	-
American Century VP Mid Cap Value Fund	1,754,265	1,754,265	-	1,754,265	1,386,543	70,114.53	48,199.42	-
American Century VP Ultra® Fund	3,121,980	3,121,980	-	3,121,980	1,846,690	99,489.49	49,220.80	-
American Century VP Value Fund	4,362,753	4,362,753	-	4,362,753	3,166,203	319,148.01	154,285.16	-
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	924,592	924,592	-	924,592	614,599	16,178.34	23,302.39	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	7,616,347	7,600,154	16,193	7,616,347	5,447,218	141,778.61	159,627.57	340.11
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,520,849	1,520,849	-	1,520,849	1,075,455	36,576.45	34,415.41	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	3,037,462	3,037,462	-	3,037,462	2,398,587	52,578.54	94,039.16	-
Calvert VP NASDAQ-100 Index Portfolio	15,821,332	15,821,332	-	15,821,332	7,471,138	107,848.20	136,059.04	-
Calvert VP Russell 2000® Small Cap Index Portfolio	6,502,424	6,491,030	11,394	6,502,424	5,171,026	65,456.26	126,350.33	221.79
Calvert VP S&P MidCap 400 Index Portfolio	7,050,226	7,038,476	11,750	7,050,226	5,120,732	48,800.62	111,765.41	186.58
Federated Hermes Government Money Fund II - Service Shares	1,781,132	1,781,132	-	1,781,132	1,781,132	1,781,131.66	196,091.78	-
Federated Hermes Managed Volatility Fund II - Primary Shares	35,830,299	35,813,955	16,344	35,830,299	29,725,542	2,777,542.52	1,834,285.39	837.10
Federated Hermes Quality Bond Fund II - Primary Shares	18,614,821	18,614,821	-	18,614,821	18,315,603	1,653,181.25	1,494,542.99	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	39,685,977	39,670,019	15,958	39,685,977	26,393,018	730,192.77	644,993.37	259.46
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,577,932	4,577,932	-	4,577,932	3,456,904	174,596.94	138,934.40	-
Fidelity® VIP Growth Portfolio - Initial Class	19,390,261	19,390,261	-	19,390,261	13,500,823	189,302.56	395,058.85	-
Fidelity® VIP High Income Portfolio - Service Class 2	6,970,543	6,970,543	-	6,970,543	7,129,376	1,385,793.75	244,871.38	-
Fidelity® VIP Index 500 Portfolio - Initial Class	19,306,994	19,260,216	46,778	19,306,994	9,324,436	41,230.47	475,723.09	1,155.41
Fidelity® VIP Mid Cap Portfolio - Service Class 2	13,851,987	13,851,987	-	13,851,987	11,475,815	351,662.54	214,794.84	-
Fidelity® VIP Overseas Portfolio - Initial Class	4,591,427	4,591,427	-	4,591,427	3,225,788	156,811.05	180,974.93	-
Franklin Global Real Estate VIP Fund - Class 2	3,689,465	3,689,465	-	3,689,465	3,162,494	211,188.59	146,730.06	-
Franklin Mutual Shares VIP Fund - Class 2	5,117,714	5,117,714	-	5,117,714	4,749,908	266,547.62	180,242.37	-
Franklin Small Cap Value VIP Fund - Class 2	5,275,927	5,275,927	-	5,275,927	4,478,183	300,794.02	95,517.01	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,403,039	5,403,039	-	5,403,039	4,201,984	241,314.84	100,468.67	-
Franklin U.S. Government Securities VIP Fund - Class 2	6,459,831	6,459,831	-	6,459,831	6,734,008	558,325.91	452,921.86	-
Templeton Growth VIP Fund - Class 2	1,764,405	1,764,405	-	1,764,405	1,813,734	152,235.09	80,234.11	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	8,201,775	8,201,775	-	8,201,775	6,384,564	614,825.69	130,255.99	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,888,612	2,888,612	-	2,888,612	2,134,416	101,711.69	56,634.97	-
T. Rowe Price All-Cap Opportunities Portfolio	8,777,412	8,777,412	-	8,777,412	7,171,512	226,923.77	151,989.86	-
T. Rowe Price Equity Income Portfolio	12,269,950	12,269,950	-	12,269,950	11,186,916	408,046.21	332,619.20	-
T. Rowe Price Mid-Cap Growth Portfolio	13,525,511	13,525,511	-	13,525,511	10,952,827	392,385.01	152,197.44	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2021

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price Moderate Allocation Portfolio	$10,959,416	$10,959,416	$-	$10,959,416	$9,942,008	484,287.07	306,294.30	-
T. Rowe Price International Stock Portfolio	7,870,552	7,870,552	-	7,870,552	7,433,615	491,602.24	394,792.70	-

Product C
Calvert VP EAFE International Index Portfolio - Class F	$164,517	$164,517	$-	$164,517	$132,263	1,617.20	12,601.67	-
Calvert VP NASDAQ-100 Index Portfolio	884,725	884,725	-	884,725	570,705	6,030.85	10,554.01	-
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	170,072	170,072	-	170,072	136,700	1,722.59	5,339.23	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,527,072	2,527,072	-	2,527,072	1,871,119	17,460.60	74,330.94	-
Columbia VP Overseas Core Fund - Class 1	27,126	27,126	-	27,126	21,775	1,798.78	1,983.85	-
Columbia VP Select Mid Cap Value Fund - Class 1	139,518	139,518	-	139,518	82,762	3,783.01	4,812.49	-
Columbia VP Small Cap Value Fund - Class 2	1,422,678	1,422,678	-	1,422,678	962,076	69,129.17	46,687.54	-
Columbia VP Small Company Growth Fund - Class 2	227,627	227,627	-	227,627	180,959	10,040.89	5,427.55	-
DWS Global Small Cap VIP - Class A	78,916	78,916	-	78,916	60,262	5,789.86	3,951.34	-
DWS International Growth VIP - Class A	125,728	125,728	-	125,728	91,267	6,687.66	6,775.55	-
Federated Hermes Government Money Fund II - Service Shares	282,359	282,359	-	282,359	282,359	282,358.77	30,290.42	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,231,799	1,231,799	-	1,231,799	958,041	95,488.31	61,480.40	-
Federated Hermes Quality Bond Fund II - Primary Shares	3,698,971	3,698,971	-	3,698,971	3,620,201	328,505.38	289,399.07	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,391,913	4,391,913	-	4,391,913	2,992,423	83,639.55	113,047.27	-
Fidelity® VIP Growth Portfolio - Service Class 2	2,934,639	2,934,639	-	2,934,639	2,204,370	29,517.60	61,314.89	-
Fidelity® VIP High Income Portfolio - Service Class 2	1,624,074	1,624,074	-	1,624,074	1,653,210	322,877.46	86,910.99	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	518,860	518,860	-	518,860	323,737	1,123.20	12,585.61	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,867,359	1,867,359	-	1,867,359	1,533,688	47,406.93	62,530.45	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,331,844	1,331,844	-	1,331,844	1,006,571	57,013.88	53,780.44	-
Franklin Mutual Shares VIP Fund - Class 2	3,738,115	3,738,115	-	3,738,115	3,401,198	194,693.48	177,751.12	-
Franklin Small Cap Value VIP Fund - Class 2	262,028	262,028	-	262,028	189,163	14,938.89	9,334.34	-
Franklin U.S. Government Securities VIP Fund - Class 2	3,233,097	3,233,097	-	3,233,097	3,379,834	279,437.97	265,687.69	-
Templeton Global Bond VIP Fund - Class 2	1,384,215	1,384,215	-	1,384,215	1,604,383	105,423.86	100,421.87	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	112,917	112,917	-	112,917	88,441	4,024.13	3,276.34	-
T. Rowe Price All-Cap Opportunities Portfolio	467,703	467,703	-	467,703	395,196	12,091.59	7,629.25	-
T. Rowe Price Equity Income Portfolio	1,420,148	1,420,148	-	1,420,148	1,287,045	47,228.05	53,598.16	-
T. Rowe Price Moderate Allocation Portfolio	261,626	261,626	-	261,626	238,365	11,561.05	10,386.54	-
T. Rowe Price International Stock Portfolio	3,736,162	3,736,162	-	3,736,162	3,508,426	233,364.27	224,009.68	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Operations

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A & B
American Century VP Capital Appreciation Fund	$-	$(46,041)	$(46,041)	$141,857	$465,592	$607,449	$(220,604)	$340,804
American Century VP Inflation Protection Bond Fund	8,369	(3,384)	4,985	6,831	-	6,831	1,168	12,984
American Century VP Mid Cap Value Fund	19,404	(20,806)	(1,402)	27,938	-	27,938	293,189	319,725
American Century VP Ultra® Fund	-	(37,246)	(37,246)	294,842	200,076	494,918	126,641	584,313
American Century VP Value Fund	78,439	(56,742)	21,697	395,942	-	395,942	560,659	978,298
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	5,107	(10,546)	(5,439)	56,827	19,023	75,850	123,812	194,223
BNY Mellon VIF Appreciation Portfolio - Initial Shares	32,296	(90,718)	(58,422)	230,999	703,327	934,326	790,792	1,666,696
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	6,682	(17,240)	(10,558)	48,663	86,689	135,352	168,315	293,109
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	3,377	(38,191)	(34,814)	79,108	-	79,108	378,548	422,842
Calvert VP NASDAQ-100 Index Portfolio	40,018	(181,130)	(141,112)	1,627,640	788,321	2,415,961	991,565	3,266,414
Calvert VP Russell 2000® Small Cap Index Portfolio	49,865	(83,169)	(33,304)	317,918	183,758	501,676	355,236	823,608
Calvert VP S&P MidCap 400 Index Portfolio	56,591	(86,591)	(30,000)	416,632	192,165	608,797	843,394	1,422,191
Federated Hermes Government Money Fund II - Service Shares	32	(23,442)	(23,410)	-	-	-	-	(23,410)
Federated Hermes Managed Volatility Fund II - Primary Shares	629,505	(432,607)	196,898	405,604	-	405,604	4,860,413	5,462,915
Federated Hermes Quality Bond Fund II - Primary Shares	471,382	(238,097)	233,285	5,751	163,493	169,244	(908,659)	(506,130)
Fidelity® VIP Contrafund® Portfolio - Initial Class	23,317	(466,962)	(443,645)	2,367,084	4,611,925	6,979,009	2,231,269	8,766,633
Fidelity® VIP Growth & Income Portfolio - Initial Class	106,428	(56,295)	50,133	312,217	203,322	515,539	415,546	981,218
Fidelity® VIP Growth Portfolio - Initial Class	-	(228,033)	(228,033)	1,387,836	3,786,274	5,174,110	(1,381,750)	3,564,327
Fidelity® VIP High Income Portfolio - Service Class 2	366,312	(87,032)	279,280	(101,359)	-	(101,359)	28,412	206,333
Fidelity® VIP Index 500 Portfolio - Initial Class	222,553	(221,968)	585	1,872,064	129,223	2,001,287	2,245,615	4,247,487
Fidelity® VIP Mid Cap Portfolio - Service Class 2	47,611	(168,267)	(120,656)	416,252	2,162,627	2,578,879	413,976	2,872,199
Fidelity® VIP Overseas Portfolio - Initial Class	22,805	(55,476)	(32,671)	296,965	330,089	627,054	144,114	738,497
Franklin Global Real Estate VIP Fund - Class 2	32,230	(44,549)	(12,319)	76,686	82,921	159,607	662,884	810,172
Franklin Mutual Shares VIP Fund - Class 2	149,348	(65,910)	83,438	(131,025)	-	(131,025)	925,578	877,991
Franklin Small Cap Value VIP Fund - Class 2	53,741	(67,204)	(13,463)	(48,028)	142,302	94,274	1,082,182	1,162,993
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(69,112)	(69,112)	144,054	641,107	785,161	(261,457)	454,592
Franklin U.S. Government Securities VIP Fund - Class 2	170,047	(79,747)	90,300	(54,427)	-	(54,427)	(230,525)	(194,652)
Templeton Growth VIP Fund - Class 2	20,470	(22,827)	(2,357)	(88,897)	-	(88,897)	158,312	67,058
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	75,364	(105,105)	(29,741)	480,544	415,148	895,692	1,327,991	2,193,942
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	15,878	(37,559)	(21,681)	119,121	76,743	195,864	377,346	551,529

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price All-Cap Opportunities Portfolio	$-	$(106,033)	$(106,033)	$618,945	$1,636,891	$2,255,836	$(677,017)	$1,472,786
T. Rowe Price Equity Income Portfolio	188,390	(150,850)	37,540	394,390	854,318	1,248,708	1,324,453	2,610,701
T. Rowe Price Mid-Cap Growth Portfolio	-	(164,114)	(164,114)	322,558	1,352,748	1,675,306	139,578	1,650,770
T. Rowe Price Moderate Allocation Portfolio	107,952	(138,729)	(30,777)	252,353	1,010,742	1,263,095	(295,029)	937,289
T. Rowe Price International Stock Portfolio	48,181	(107,881)	(59,700)	151,222	532,283	683,505	(579,730)	44,075

Product C
Calvert VP EAFE International Index Portfolio - Class F	$2,872	$(1,719)	$1,153	$14,125	$-	$14,125	$1,246	$16,524
Calvert VP NASDAQ-100 Index Portfolio	2,029	(7,388)	(5,359)	51,881	39,974	91,855	81,580	168,076
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	1,413	(2,067)	(654)	20,415	5,208	25,623	4,155	29,124
Calvert VP S&P MidCap 400 Index Portfolio - Class F	21,169	(26,494)	(5,325)	181,337	71,884	253,221	333,446	581,342
Columbia VP Overseas Core Fund - Class 1	342	(267)	75	36	550	586	1,526	2,187
Columbia VP Select Mid Cap Value Fund - Class 1	-	(1,281)	(1,281)	5,913	-	5,913	29,985	34,617
Columbia VP Small Cap Value Fund - Class 2	7,251	(15,444)	(8,193)	94,585	-	94,585	338,849	425,241
Columbia VP Small Company Growth Fund - Class 2	-	(2,724)	(2,724)	24,210	48,742	72,952	(77,540)	(7,312)
DWS Global Small Cap VIP - Class A	347	(977)	(630)	4,181	-	4,181	8,154	11,705
DWS International Growth VIP - Class A	459	(1,340)	(881)	15,387	1,531	16,918	(6,826)	9,211
Federated Hermes Government Money Fund II - Service Shares	5	(2,841)	(2,836)	-	-	-	-	(2,836)
Federated Hermes Managed Volatility Fund II - Primary Shares	21,865	(12,491)	9,374	22,374	-	22,374	167,877	199,625
Federated Hermes Quality Bond Fund II - Primary Shares	89,042	(37,017)	52,025	4,741	30,883	35,624	(175,327)	(87,678)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	1,255	(43,563)	(42,308)	516,133	537,882	1,054,015	5,061	1,016,768
Fidelity® VIP Growth Portfolio - Service Class 2	-	(29,541)	(29,541)	305,239	634,661	939,900	(325,633)	584,726
Fidelity® VIP High Income Portfolio - Service Class 2	85,857	(16,096)	69,761	(14,606)	-	(14,606)	(3,638)	51,517
Fidelity® VIP Index 500 Portfolio - Service Class 2	5,633	(5,309)	324	72,009	4,409	76,418	48,109	124,851
Fidelity® VIP Mid Cap Portfolio - Service Class 2	6,508	(19,060)	(12,552)	194,992	293,115	488,107	(46,222)	429,333
Fidelity® VIP Real Estate Portfolio - Service Class 2	11,439	(12,320)	(881)	4,939	7,349	12,288	382,740	394,147
Franklin Mutual Shares VIP Fund - Class 2	107,918	(38,225)	69,693	(82,385)	-	(82,385)	666,210	653,518
Franklin Small Cap Value VIP Fund - Class 2	2,520	(2,566)	(46)	(1,211)	6,673	5,462	50,388	55,804
Franklin U.S. Government Securities VIP Fund - Class 2	82,601	(32,302)	50,299	(32,649)	-	(32,649)	(108,902)	(91,252)
Templeton Global Bond VIP Fund - Class 2	-	(13,809)	(13,809)	(59,901)	-	(59,901)	(11,325)	(85,035)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	333	(1,242)	(909)	11,886	2,801	14,687	11,436	25,214
T. Rowe Price All-Cap Opportunities Portfolio	-	(4,643)	(4,643)	35,019	87,136	122,155	(36,288)	81,224

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2021

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Equity Income Portfolio	$21,450	$(13,661)	$7,789	$6,554	$100,682	$107,236	$178,299	$293,324
T. Rowe Price Moderate Allocation Portfolio	2,592	(2,637)	(45)	3,295	24,121	27,416	(5,129)	22,242
T. Rowe Price International Stock Portfolio	22,985	(39,553)	(16,568)	69,563	253,933	323,496	(276,586)	30,342

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Product A & B
American Century VP Capital Appreciation Fund	$3,839,537	$(46,041)	$607,449	$(220,604)	$340,804	$52,736	$(376,630)	$(2,906)	$(427,472)	$(754,272)	$(413,468)	$3,426,069
American Century VP Inflation Protection Bond Fund	314,493	4,985	6,831	1,168	12,984	6,117	(59,136)	(292)	(27,545)	(80,856)	(67,872)	246,621
American Century VP Mid Cap Value Fund	1,449,105	(1,402)	27,938	293,189	319,725	15,629	(65,973)	(401)	36,180	(14,565)	305,160	1,754,265
American Century VP Ultra® Fund	3,002,115	(37,246)	494,918	126,641	584,313	35,999	(254,876)	(2,249)	(243,322)	(464,448)	119,865	3,121,980
American Century VP Value Fund	4,418,523	21,697	395,942	560,659	978,298	71,463	(465,999)	(3,558)	(635,974)	(1,034,068)	(55,770)	4,362,753
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	698,137	(5,439)	75,850	123,812	194,223	17,123	(144,063)	(1,057)	160,229	32,232	226,455	924,592
BNY Mellon VIF Appreciation Portfolio - Initial Shares	6,888,708	(58,422)	934,326	790,792	1,666,696	102,141	(663,638)	(6,040)	(371,520)	(939,057)	727,639	7,616,347
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,238,291	(10,558)	135,352	168,315	293,109	22,340	(40,136)	(1,223)	8,468	(10,551)	282,558	1,520,849
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,991,997	(34,814)	79,108	378,548	422,842	56,319	(349,018)	(2,424)	(82,254)	(377,377)	45,465	3,037,462
Calvert VP NASDAQ-100 Index Portfolio	14,233,906	(141,112)	2,415,961	991,565	3,266,414	113,529	(1,125,861)	(7,230)	(659,426)	(1,678,988)	1,587,426	15,821,332
Calvert VP Russell 2000® Small Cap Index Portfolio	6,392,427	(33,304)	501,676	355,236	823,608	80,932	(660,359)	(3,829)	(130,355)	(713,611)	109,997	6,502,424
Calvert VP S&P MidCap 400 Index Portfolio	6,482,579	(30,000)	608,797	843,394	1,422,191	87,371	(615,075)	(4,924)	(321,916)	(854,544)	567,647	7,050,226
Federated Hermes Government Money Fund II - Service Shares	2,024,321	(23,410)	-	-	(23,410)	35,182	(633,560)	(2,342)	380,941	(219,779)	(243,189)	1,781,132
Federated Hermes Managed Volatility Fund II - Primary Shares	33,960,432	196,898	405,604	4,860,413	5,462,915	401,100	(2,782,411)	(31,820)	(1,179,917)	(3,593,048)	1,869,867	35,830,299
Federated Hermes Quality Bond Fund II - Primary Shares	19,474,319	233,285	169,244	(908,659)	(506,130)	248,706	(1,767,604)	(16,941)	1,182,471	(353,368)	(859,498)	18,614,821

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Initial Class	$34,893,768	$(443,645)	$6,979,009	$2,231,269	$8,766,633	$370,294	$(2,915,674)	$(27,177)	$(1,401,867)	$(3,974,424)	$4,792,209	$39,685,977
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,115,011	50,133	515,539	415,546	981,218	35,316	(403,855)	(3,400)	(146,358)	(518,297)	462,921	4,577,932
Fidelity® VIP Growth Portfolio -Initial Class	17,776,107	(228,033)	5,174,110	(1,381,750)	3,564,327	147,789	(1,061,420)	(10,430)	(1,026,112)	(1,950,173)	1,614,154	19,390,261
Fidelity® VIP High Income Portfolio - Service Class 2	6,753,851	279,280	(101,359)	28,412	206,333	94,406	(632,556)	(5,653)	554,162	10,359	216,692	6,970,543
Fidelity® VIP Index 500 Portfolio -Initial Class	16,762,415	585	2,001,287	2,245,615	4,247,487	175,465	(1,616,926)	(9,566)	(251,881)	(1,702,908)	2,544,579	19,306,994
Fidelity® VIP Mid Cap Portfolio -Service Class 2	12,754,531	(120,656)	2,578,879	413,976	2,872,199	149,491	(934,883)	(10,011)	(979,340)	(1,774,743)	1,097,456	13,851,987
Fidelity® VIP Overseas Portfolio -Initial Class	4,193,468	(32,671)	627,054	144,114	738,497	89,517	(367,742)	(3,016)	(59,297)	(340,538)	397,959	4,591,427
Franklin Global Real Estate VIP Fund - Class 2	3,421,223	(12,319)	159,607	662,884	810,172	45,582	(473,579)	(3,415)	(110,518)	(541,930)	268,242	3,689,465
Franklin Mutual Shares VIP Fund -Class 2	5,188,306	83,438	(131,025)	925,578	877,991	89,863	(529,811)	(4,564)	(504,071)	(948,583)	(70,592)	5,117,714
Franklin Small Cap Value VIP Fund - Class 2	4,950,342	(13,463)	94,274	1,082,182	1,162,993	74,141	(454,512)	(5,844)	(451,193)	(837,408)	325,585	5,275,927
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,508,220	(69,112)	785,161	(261,457)	454,592	61,117	(457,968)	(4,886)	(158,036)	(559,773)	(105,181)	5,403,039
Franklin U.S. Government Securities VIP Fund - Class 2	5,853,411	90,300	(54,427)	(230,525)	(194,652)	107,593	(604,286)	(6,286)	1,304,051	801,072	606,420	6,459,831
Templeton Growth VIP Fund -Class 2	1,909,796	(2,357)	(88,897)	158,312	67,058	39,474	(205,564)	(1,846)	(44,513)	(212,449)	(145,391)	1,764,405
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	8,353,037	(29,741)	895,692	1,327,991	2,193,942	111,730	(1,209,435)	(6,653)	(1,240,846)	(2,345,204)	(151,262)	8,201,775
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,874,131	(21,681)	195,864	377,346	551,529	72,501	(382,011)	(2,661)	(224,877)	(537,048)	14,481	2,888,612
T. Rowe Price All-Cap Opportunities Portfolio	8,465,654	(106,033)	2,255,836	(677,017)	1,472,786	72,636	(744,367)	(5,039)	(484,258)	(1,161,028)	311,758	8,777,412

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price Equity Income Portfolio	$11,529,883	$37,540	$1,248,708	$1,324,453	$2,610,701	$97,333	$(1,191,759)	$(11,931)	$(764,277)	$(1,870,634)	$740,067	$12,269,950
T. Rowe Price Mid-Cap Growth Portfolio	12,894,059	(164,114)	1,675,306	139,578	1,650,770	110,591	(642,449)	(6,046)	(481,414)	(1,019,318)	631,452	13,525,511
T. Rowe Price Moderate Allocation Portfolio	11,433,027	(30,777)	1,263,095	(295,029)	937,289	107,451	(1,093,621)	(8,946)	(415,784)	(1,410,900)	(473,611)	10,959,416
T. Rowe Price International Stock Portfolio	8,879,057	(59,700)	683,505	(579,730)	44,075	123,270	(843,373)	(6,708)	(325,769)	(1,052,580)	(1,008,505)	7,870,552

Product C
Calvert VP EAFE International Index Portfolio - Class F	$208,880	$1,153	$14,125	$1,246	$16,524	$1,721	$(61,861)	$(1,223)	$476	$(60,887)	$(44,363)	$164,517
Calvert VP NASDAQ-100 Index Portfolio	598,864	(5,359)	91,855	81,580	168,076	3,814	(21,663)	(4,548)	140,182	117,785	285,861	884,725
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	228,453	(654)	25,623	4,155	29,124	5,557	(99,166)	(1,503)	7,607	(87,505)	(58,381)	170,072
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,808,813	(5,325)	253,221	333,446	581,342	35,824	(419,313)	(35,354)	(444,240)	(863,083)	(281,741)	2,527,072
Columbia VP Overseas Core Fund -Class 1	24,628	75	586	1,526	2,187	583	(156)	(116)	-	311	2,498	27,126
Columbia VP Select Mid Cap Value Fund - Class 1	120,143	(1,281)	5,913	29,985	34,617	2,291	(14,704)	(1,106)	(1,723)	(15,242)	19,375	139,518
Columbia VP Small Cap Value Fund - Class 2	1,628,734	(8,193)	94,585	338,849	425,241	17,361	(178,008)	(20,504)	(450,146)	(631,297)	(206,056)	1,422,678
Columbia VP Small Company Growth Fund - Class 2	295,014	(2,724)	72,952	(77,540)	(7,312)	-	(46,582)	(2,364)	(11,129)	(60,075)	(67,387)	227,627
DWS Global Small Cap VIP -Class A	89,246	(630)	4,181	8,154	11,705	30	(30,021)	(494)	8,450	(22,035)	(10,330)	78,916
DWS International Growth VIP -Class A	153,380	(881)	16,918	(6,826)	9,211	1,440	(37,761)	(968)	426	(36,863)	(27,652)	125,728
Federated Hermes Government Money Fund II - Service Shares	298,616	(2,836)	-	-	(2,836)	9,890	(35,454)	(2,722)	14,865	(13,421)	(16,257)	282,359

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,229,537	$9,374	$22,374	$167,877	$199,625	$20,958	$(113,512)	$(8,173)	$(96,636)	$(197,363)	$2,262	$1,231,799
Federated Hermes Quality Bond Fund II - Primary Shares	3,613,404	52,025	35,624	(175,327)	(87,678)	52,327	(391,225)	(44,780)	556,923	173,245	85,567	3,698,971
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,344,630	(42,308)	1,054,015	5,061	1,016,768	51,091	(791,175)	(48,541)	(180,860)	(969,485)	47,283	4,391,913
Fidelity® VIP Growth Portfolio -Service Class 2	3,022,238	(29,541)	939,900	(325,633)	584,726	35,457	(458,288)	(37,213)	(212,281)	(672,325)	(87,599)	2,934,639
Fidelity® VIP High Income Portfolio - Service Class 2	1,553,946	69,761	(14,606)	(3,638)	51,517	27,125	(170,413)	(20,465)	182,364	18,611	70,128	1,624,074
Fidelity® VIP Index 500 Portfolio -Service Class 2	587,151	324	76,418	48,109	124,851	19,300	(174,068)	(4,069)	(34,305)	(193,142)	(68,291)	518,860
Fidelity® VIP Mid Cap Portfolio -Service Class 2	1,975,257	(12,552)	488,107	(46,222)	429,333	23,316	(297,759)	(20,406)	(242,382)	(537,231)	(107,898)	1,867,359
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,141,142	(881)	12,288	382,740	394,147	16,326	(158,634)	(16,304)	(44,833)	(203,445)	190,702	1,331,844
Franklin Mutual Shares VIP Fund -Class 2	3,878,196	69,693	(82,385)	666,210	653,518	48,329	(465,367)	(54,384)	(322,177)	(793,599)	(140,081)	3,738,115
Franklin Small Cap Value VIP Fund - Class 2	240,997	(46)	5,462	50,388	55,804	3,118	(31,577)	(2,006)	(4,308)	(34,773)	21,031	262,028
Franklin U.S. Government Securities VIP Fund - Class 2	3,069,610	50,299	(32,649)	(108,902)	(91,252)	48,617	(367,487)	(41,163)	614,772	254,739	163,487	3,233,097
Templeton Global Bond VIP Fund -Class 2	1,291,114	(13,809)	(59,901)	(11,325)	(85,035)	21,019	(150,460)	(18,809)	326,386	178,136	93,101	1,384,215
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	131,373	(909)	14,687	11,436	25,214	782	(43,813)	(758)	119	(43,670)	(18,456)	112,917
T. Rowe Price All-Cap Opportunities Portfolio	490,290	(4,643)	122,155	(36,288)	81,224	5,140	(98,139)	(3,016)	(7,796)	(103,811)	(22,587)	467,703
T. Rowe Price Equity Income Portfolio	1,285,571	7,789	107,236	178,299	293,324	11,293	(122,204)	(9,581)	(38,255)	(158,747)	134,577	1,420,148
T. Rowe Price Moderate Allocation Portfolio	245,588	(45)	27,416	(5,129)	22,242	6,290	(23,058)	(1,547)	12,111	(6,204)	16,038	261,626

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price International Stock Portfolio	$4,102,638	$(16,568)	$323,496	$(276,586)	$30,342	$48,777	$(474,144)	$(53,460)	$82,009	$(396,818)	$(366,476)	$3,736,162

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Product A & B
American Century VP Capital Appreciation Fund	$3,154,944	$(39,097)	$346,011	$803,897	$1,110,811	$69,916	$(333,533)	$(2,821)	$(159,780)	$(426,218)	$684,593	$3,839,537
American Century VP Inflation Protection Bond Fund	287,337	1,112	328	23,521	24,961	13,831	(4,130)	(299)	(7,207)	2,195	27,156	314,493
American Century VP Mid Cap Value Fund	1,595,981	7,866	(22,743)	(6,098)	(20,975)	24,478	(95,270)	(425)	(54,684)	(125,901)	(146,876)	1,449,105
American Century VP Ultra® Fund	2,248,442	(30,973)	401,445	642,558	1,013,030	34,467	(308,030)	(2,198)	16,404	(259,357)	753,673	3,002,115
American Century VP Value Fund	4,682,235	45,533	427,618	(463,944)	9,207	108,834	(488,757)	(3,597)	110,601	(272,919)	(263,712)	4,418,523
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	721,388	(1,746)	(18,485)	135,675	115,444	15,594	(2,265)	(940)	(151,084)	(138,695)	(23,251)	698,137
BNY Mellon VIF Appreciation Portfolio - Initial Shares	7,254,862	(29,960)	313,275	1,001,829	1,285,144	121,975	(797,407)	(6,408)	(969,458)	(1,651,298)	(366,154)	6,888,708
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,232,176	(5,325)	85,193	163,107	242,975	22,960	(27,430)	(1,178)	(231,212)	(236,860)	6,115	1,238,291
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,844,953	(14,152)	2,885	431,078	419,811	51,023	(234,628)	(2,178)	(86,984)	(272,767)	147,044	2,991,997
Calvert VP NASDAQ-100 Index Portfolio	10,686,990	(92,599)	2,088,950	2,706,542	4,702,893	114,117	(973,484)	(7,957)	(288,653)	(1,155,977)	3,546,916	14,233,906
Calvert VP Russell 2000® Small Cap Index Portfolio	6,331,320	(9,484)	483,695	399,672	873,883	93,246	(378,688)	(3,796)	(523,538)	(812,776)	61,107	6,392,427
Calvert VP S&P MidCap 400 Index Portfolio	7,086,307	(1,831)	680,505	(75,613)	603,061	101,786	(519,284)	(4,591)	(784,700)	(1,206,789)	(603,728)	6,482,579
Federated Hermes Government Money Fund II - Service Shares	904,510	(20,211)	-	-	(20,211)	35,607	(596,728)	(2,048)	1,703,191	1,140,022	1,119,811	2,024,321
Federated Hermes Managed Volatility Fund II - Primary Shares	37,561,634	455,968	(47,947)	(756,652)	(348,631)	551,705	(2,556,271)	(35,396)	(1,212,609)	(3,252,571)	(3,601,202)	33,960,432
Federated Hermes Quality Bond Fund II - Primary Shares	20,563,975	317,326	64,965	923,829	1,306,120	359,440	(1,810,078)	(20,930)	(924,208)	(2,395,776)	(1,089,656)	19,474,319

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Contrafund® Portfolio - Initial Class	$31,374,926	$(320,577)	$2,573,242	$6,051,640	$8,304,305	$478,539	$(2,861,963)	$(26,109)	$(2,375,930)	$(4,785,463)	$3,518,842	$34,893,768
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,203,210	31,186	398,605	(205,072)	224,719	48,305	(197,811)	(3,320)	(160,092)	(312,918)	(88,199)	4,115,011
Fidelity® VIP Growth Portfolio -Initial Class	14,086,716	(178,311)	3,070,917	2,668,531	5,561,137	208,642	(1,117,721)	(10,592)	(952,075)	(1,871,746)	3,689,391	17,776,107
Fidelity® VIP High Income Portfolio - Service Class 2	7,369,284	245,808	(179,790)	(17,291)	48,727	135,208	(645,098)	(6,584)	(147,686)	(664,160)	(615,433)	6,753,851
Fidelity® VIP Index 500 Portfolio -Initial Class	15,923,617	72,490	1,757,781	615,038	2,445,309	222,387	(1,123,984)	(10,090)	(694,824)	(1,606,511)	838,798	16,762,415
Fidelity® VIP Mid Cap Portfolio -Service Class 2	12,420,929	(93,208)	(355,775)	2,197,118	1,748,135	186,518	(1,168,028)	(9,330)	(423,693)	(1,414,533)	333,602	12,754,531
Fidelity® VIP Overseas Portfolio -Initial Class	3,954,285	(30,279)	178,438	367,601	515,760	92,776	(270,797)	(3,151)	(95,405)	(276,577)	239,183	4,193,468
Franklin Global Real Estate VIP Fund - Class 2	4,103,907	68,293	435,047	(823,747)	(320,407)	80,023	(377,365)	(3,661)	(61,274)	(362,277)	(682,684)	3,421,223
Franklin Mutual Shares VIP Fund -Class 2	5,720,777	76,795	(93,189)	(298,806)	(315,200)	116,638	(582,966)	(4,604)	253,661	(217,271)	(532,471)	5,188,306
Franklin Small Cap Value VIP Fund - Class 2	5,314,155	13,460	(527,303)	640,148	126,305	90,595	(604,500)	(5,220)	29,007	(490,118)	(363,813)	4,950,342
Franklin Small-Mid Cap Growth VIP Fund - Class 2	4,119,663	(56,220)	473,426	1,603,675	2,020,881	81,063	(487,720)	(4,503)	(221,164)	(632,324)	1,388,557	5,508,220
Franklin U.S. Government Securities VIP Fund - Class 2	7,419,005	134,746	(168,603)	212,487	178,630	154,848	(1,714,870)	(7,016)	(177,186)	(1,744,224)	(1,565,594)	5,853,411
Templeton Growth VIP Fund -Class 2	2,091,205	29,935	(99,484)	113,696	44,147	34,992	(273,538)	(1,855)	14,845	(225,556)	(181,409)	1,909,796
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	9,125,698	20,702	803,355	(921,087)	(97,030)	154,069	(879,451)	(6,633)	56,384	(675,631)	(772,661)	8,353,037
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,999,689	(6,247)	142,307	120,065	256,125	79,420	(314,712)	(2,319)	(144,072)	(381,683)	(125,558)	2,874,131
T. Rowe Price All-Cap Opportunities Portfolio	6,424,717	(88,055)	1,620,428	1,079,946	2,612,319	97,840	(356,533)	(5,043)	(307,646)	(571,382)	2,040,937	8,465,654

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
T. Rowe Price Equity Income Portfolio	$13,217,133	$114,979	$469,377	$(860,393)	$(276,037)	$134,689	$(1,200,674)	$(10,538)	$(334,690)	$(1,411,213)	$(1,687,250)	$11,529,883
T. Rowe Price Mid-Cap Growth Portfolio	11,423,422	(137,493)	1,114,481	1,390,317	2,367,305	154,250	(784,102)	(6,184)	(260,632)	(896,668)	1,470,637	12,894,059
T. Rowe Price Moderate Allocation Portfolio	11,122,328	13,419	504,397	814,938	1,332,754	184,236	(810,684)	(9,326)	(386,281)	(1,022,055)	310,699	11,433,027
T. Rowe Price International Stock Portfolio	8,957,727	(57,318)	574,493	527,437	1,044,612	187,132	(1,070,658)	(7,272)	(232,484)	(1,123,282)	(78,670)	8,879,057

Product C
Calvert VP EAFE International Index Portfolio - Class F	$196,036	$4,212	$5,081	$3,016	$12,309	$5,398	$(254)	$(1,198)	$(3,411)	$535	$12,844	$208,880
Calvert VP NASDAQ-100 Index Portfolio	365,871	(2,409)	93,415	120,551	211,557	2,700	(22,932)	(3,368)	45,036	21,436	232,993	598,864
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	287,568	(68)	3,973	25,265	29,170	9,179	(56,991)	(1,781)	(38,692)	(88,285)	(59,115)	228,453
Calvert VP S&P MidCap 400 Index Portfolio - Class F	3,069,939	4,941	34,604	313,611	353,156	50,840	(633,359)	(33,833)	2,070	(614,282)	(261,126)	2,808,813
Columbia VP Overseas Core Fund -Class 1	44,088	157	(5,097)	3,575	(1,365)	520	(14,487)	(185)	(3,943)	(18,095)	(19,460)	24,628
Columbia VP Select Mid Cap Value Fund - Class 1	163,394	(1,059)	7,748	(9,752)	(3,063)	4,004	(22)	(880)	(43,290)	(40,188)	(43,251)	120,143
Columbia VP Small Cap Value Fund - Class 2	1,592,830	(8,724)	(102,391)	272,383	161,268	22,232	(229,908)	(18,102)	100,414	(125,364)	35,904	1,628,734
Columbia VP Small Company Growth Fund - Class 2	109,539	(2,128)	27,750	121,426	147,048	1,347	-	(1,705)	38,785	38,427	185,475	295,014
DWS Global Small Cap VIP -Class A	92,407	(166)	(3,009)	16,269	13,094	1,826	(17,031)	(446)	(604)	(16,255)	(3,161)	89,246
DWS International Growth VIP -Class A	171,041	383	14,466	7,009	21,858	4,703	(1,054)	(936)	(42,232)	(39,519)	(17,661)	153,380
Federated Hermes Government Money Fund II - Service Shares	335,143	(2,368)	-	-	(2,368)	9,440	(16,263)	(2,879)	(24,457)	(34,159)	(36,527)	298,616

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,424,345	$20,238	$(15,273)	$(21,620)	$(16,655)	$22,603	$(59,051)	$(7,918)	$(133,787)	$(178,153)	$(194,808)	$1,229,537
Federated Hermes Quality Bond Fund II - Primary Shares	4,100,986	72,161	(11,082)	184,633	245,712	67,054	(436,835)	(43,537)	(319,976)	(733,294)	(487,582)	3,613,404
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,774,384	(40,276)	354,203	829,448	1,143,375	86,900	(794,255)	(46,874)	(818,900)	(1,573,129)	(429,754)	4,344,630
Fidelity® VIP Growth Portfolio -Service Class 2	3,357,448	(30,466)	886,356	305,941	1,161,831	52,700	(769,985)	(36,608)	(743,148)	(1,497,041)	(335,210)	3,022,238
Fidelity® VIP High Income Portfolio - Service Class 2	1,782,539	60,439	(70,553)	18,848	8,734	34,836	(209,133)	(19,281)	(43,749)	(237,327)	(228,593)	1,553,946
Fidelity® VIP Index 500 Portfolio -Service Class 2	792,639	2,625	255,843	(104,415)	154,053	17,736	(281,119)	(5,496)	(90,662)	(359,541)	(205,488)	587,151
Fidelity® VIP Mid Cap Portfolio -Service Class 2	2,044,668	(10,833)	(96,853)	399,812	292,126	44,090	(273,570)	(18,692)	(113,365)	(361,537)	(69,411)	1,975,257
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,330,674	10,283	31,851	(137,535)	(95,401)	23,862	(173,734)	(14,689)	70,430	(94,131)	(189,532)	1,141,142
Franklin Mutual Shares VIP Fund -Class 2	4,207,647	66,806	(94,957)	(167,441)	(195,592)	56,963	(529,673)	(49,380)	388,231	(133,859)	(329,451)	3,878,196
Franklin Small Cap Value VIP Fund - Class 2	343,526	1,647	(68,919)	74,147	6,875	7,422	(107,318)	(2,058)	(7,450)	(109,404)	(102,529)	240,997
Franklin U.S. Government Securities VIP Fund - Class 2	3,663,892	73,280	(60,769)	88,720	101,231	60,099	(468,227)	(39,747)	(247,638)	(695,513)	(594,282)	3,069,610
Templeton Global Bond VIP Fund -Class 2	1,582,862	106,241	(113,411)	(87,627)	(94,797)	25,702	(247,900)	(18,346)	43,593	(196,951)	(291,748)	1,291,114
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	129,915	(329)	6,957	5,646	12,274	2,628	(2,180)	(700)	(10,564)	(10,816)	1,458	131,373
T. Rowe Price All-Cap Opportunities Portfolio	356,808	(4,681)	144,275	62,442	202,036	8,182	(33,538)	(2,573)	(40,625)	(68,554)	133,482	490,290
T. Rowe Price Equity Income Portfolio	1,619,404	16,212	(15,652)	(40,796)	(40,236)	29,840	(234,741)	(8,987)	(79,709)	(293,597)	(333,833)	1,285,571
T. Rowe Price Moderate Allocation Portfolio	265,652	960	12,721	18,630	32,311	19,764	(87,153)	(1,623)	16,637	(52,375)	(20,064)	245,588

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
T. Rowe Price International Stock Portfolio	$4,578,800	$(18,478)	$185,449	$320,152	$487,123	$65,443	$(728,235)	$(50,829)	$(249,664)	$(963,285)	$(476,162)	$4,102,638

See accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	A & B
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F	C
Calvert VP NASDAQ-100 Index Portfolio	A, B & C
Calvert VP Russell 2000® Small Cap Index Portfolio	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1	C
Columbia VP Select Mid Cap Value Fund - Class 1	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A	C
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio (1)	A, B & C
T. Rowe Price Equity Income Portfolio	A, B & C
T. Rowe Price Mid-Cap Growth Portfolio	A & B
T. Rowe Price Moderate Allocation Portfolio	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(1) The name of the following investment option changed during the year:

Current Name	Former Name
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price New America Growth Portfolio

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2021, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $5 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. Product C applies an additional administrative charge of 0.04% monthly on the variable accumulated value. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: Transfer charges for Products A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2021:

Subaccount	Cost of Purchases	Proceeds from Sales

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$518,210	$852,931
American Century VP Inflation Protection Bond Fund	21,490	97,361
American Century VP Mid Cap Value Fund	147,109	163,076
American Century VP Ultra® Fund	330,957	632,575
American Century VP Value Fund	198,419	1,210,790

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	214,593	168,777

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	934,708	1,228,860
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	238,625	173,045
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	141,609	553,800

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	1,426,433	2,458,212
Calvert VP Russell 2000® Small Cap Index Portfolio	702,755	1,265,912
Calvert VP S&P MidCap 400 Index Portfolio	396,431	1,088,810

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	674,158	917,347
Federated Hermes Managed Volatility Fund II - Primary Shares	1,041,173	4,437,323
Federated Hermes Quality Bond Fund II - Primary Shares	2,501,478	2,458,068

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	5,907,715	5,713,859
Fidelity® VIP Growth & Income Portfolio - Initial Class	423,775	688,617
Fidelity® VIP Growth Portfolio - Initial Class	3,837,411	2,229,343
Fidelity® VIP High Income Portfolio - Service Class 2	1,299,026	1,009,387
Fidelity® VIP Index 500 Portfolio - Initial Class	1,191,154	2,764,254
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,515,882	2,248,654
Fidelity® VIP Overseas Portfolio - Initial Class	593,633	636,753

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$243,919	$715,247
Franklin Mutual Shares VIP Fund - Class 2	296,350	1,161,495
Franklin Small Cap Value VIP Fund - Class 2	304,489	1,013,058
Franklin Small-Mid Cap Growth VIP Fund - Class 2	801,489	789,267
Franklin U.S. Government Securities VIP Fund - Class 2	1,758,176	866,804
Templeton Growth VIP Fund - Class 2	78,636	293,442

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	582,580	2,542,377
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	142,978	624,964

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	1,910,494	1,540,664
T. Rowe Price Equity Income Portfolio	1,356,662	2,335,438
T. Rowe Price Mid-Cap Growth Portfolio	1,594,680	1,425,364
T. Rowe Price Moderate Allocation Portfolio	1,270,830	1,701,765

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	789,543	1,369,540

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$4,911	$64,645
Calvert VP NASDAQ-100 Index Portfolio	234,451	82,051
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	38,152	121,103
Calvert VP S&P MidCap 400 Index Portfolio - Class F	180,600	977,124

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	1,410	474
Columbia VP Select Mid Cap Value Fund - Class 1	1,660	18,183
Columbia VP Small Cap Value Fund - Class 2	73,589	713,079
Columbia VP Small Company Growth Fund - Class 2	48,743	62,800

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	9,305	31,970

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	3,874	40,087

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	25,507	41,764
Federated Hermes Managed Volatility Fund II - Primary Shares	46,228	234,217
Federated Hermes Quality Bond Fund II - Primary Shares	716,964	460,811

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$712,498	$1,186,409
Fidelity® VIP Growth Portfolio - Service Class 2	739,271	806,476
Fidelity® VIP High Income Portfolio - Service Class 2	287,510	199,138
Fidelity® VIP Index 500 Portfolio - Service Class 2	48,377	236,786
Fidelity® VIP Mid Cap Portfolio - Service Class 2	377,863	634,531
Fidelity® VIP Real Estate Portfolio - Service Class 2	59,732	256,709

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	197,670	921,576
Franklin Small Cap Value VIP Fund - Class 2	11,291	39,437
Franklin U.S. Government Securities VIP Fund - Class 2	757,136	452,098
Templeton Global Bond VIP Fund - Class 2	337,720	173,393

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	3,755	45,533

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	90,863	112,181
T. Rowe Price Equity Income Portfolio	185,611	235,887
T. Rowe Price Moderate Allocation Portfolio	46,869	28,997

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	462,933	622,386

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2021 and 2020:

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	1,329	16,377	(15,048)	6,354	18,902	(12,548)
American Century VP Inflation Protection Bond Fund	892	6,126	(5,234)	1,383	1,195	188
American Century VP Mid Cap Value Fund	4,210	4,459	(249)	3,931	8,819	(4,888)
American Century VP Ultra® Fund	2,627	10,980	(8,353)	6,932	13,176	(6,244)
American Century VP Value Fund	5,171	43,042	(37,871)	37,748	48,662	(10,914)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	5,665	4,378	1,287	1,948	7,759	(5,811)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,305	27,007	(21,702)	12,248	64,303	(52,055)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	3,851	4,205	(354)	3,837	11,654	(7,817)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	4,585	17,094	(12,509)	6,258	19,672	(13,414)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	6,401	23,729	(17,328)	17,418	32,625	(15,207)
Calvert VP Russell 2000® Small Cap Index Portfolio	9,674	23,850	(14,176)	10,658	34,634	(23,976)
Calvert VP S&P MidCap 400 Index Portfolio	2,848	17,386	(14,538)	6,926	35,189	(28,263)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	74,287	98,313	(24,026)	309,169	186,385	122,784
Federated Hermes Managed Volatility Fund II - Primary Shares	27,462	228,233	(200,771)	34,318	243,047	(208,729)
Federated Hermes Quality Bond Fund II - Primary Shares	151,521	179,673	(28,152)	44,285	238,515	(194,230)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	26,923	97,975	(71,052)	26,259	140,487	(114,228)
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,368	20,787	(16,419)	11,528	25,192	(13,664)
Fidelity® VIP Growth Portfolio - Initial Class	1,838	47,523	(45,685)	21,656	77,271	(55,615)
Fidelity® VIP High Income Portfolio - Service Class 2	34,258	33,771	487	16,515	41,865	(25,350)
Fidelity® VIP Index 500 Portfolio - Initial Class	25,576	74,474	(48,898)	36,374	93,856	(57,482)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	5,956	35,931	(29,975)	20,224	52,936	(32,712)
Fidelity® VIP Overseas Portfolio - Initial Class	11,201	25,634	(14,433)	9,950	24,939	(14,989)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	6,713	30,370	(23,657)	12,338	32,933	(20,595)
Franklin Mutual Shares VIP Fund - Class 2	5,957	40,783	(34,826)	38,940	46,263	(7,323)
Franklin Small Cap Value VIP Fund - Class 2	2,425	17,879	(15,454)	15,032	27,818	(12,786)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,302	14,122	(10,820)	9,991	26,197	(16,206)
Franklin U.S. Government Securities VIP Fund - Class 2	110,623	55,633	54,990	68,459	187,735	(119,276)
Templeton Growth VIP Fund - Class 2	2,923	12,641	(9,718)	8,026	20,993	(12,967)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,997	41,918	(39,921)	25,776	39,895	(14,119)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	1,212	12,135	(10,923)	6,319	17,928	(11,609)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	5,483	28,386	(22,903)	15,149	29,512	(14,363)
T. Rowe Price Equity Income Portfolio	10,695	65,650	(54,955)	15,722	72,132	(56,410)
T. Rowe Price Mid-Cap Growth Portfolio	3,346	15,730	(12,384)	10,583	24,287	(13,704)
T. Rowe Price Moderate Allocation Portfolio	5,277	46,327	(41,050)	11,755	46,658	(34,903)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	11,583	62,487	(50,904)	48,588	111,140	(62,552)

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	178	5,106	(4,928)	3,927	3,917	10
Calvert VP NASDAQ-100 Index Portfolio	2,635	1,055	1,580	3,283	2,355	928
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	998	3,776	(2,778)	1,238	5,200	(3,962)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,902	30,148	(27,246)	18,506	41,243	(22,737)

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	42	19	23	862	2,693	(1,831)
Columbia VP Select Mid Cap Value Fund - Class 1	66	684	(618)	1,999	4,427	(2,428)
Columbia VP Small Cap Value Fund - Class 2	2,359	23,836	(21,477)	19,398	22,905	(3,507)
Columbia VP Small Company Growth Fund - Class 2	1	1,320	(1,319)	5,352	2,838	2,514

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	447	1,581	(1,134)	285	1,318	(1,033)

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	112	2,184	(2,072)	2,490	5,627	(3,137)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	2,742	4,170	(1,428)	2,968	6,566	(3,598)
Federated Hermes Managed Volatility Fund II - Primary Shares	1,464	11,992	(10,528)	3,580	14,930	(11,350)
Federated Hermes Quality Bond Fund II - Primary Shares	46,733	33,333	13,400	22,745	82,058	(59,313)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2021			2020
Subaccount	Purchased	Redeemed	Net Increase (Decrease)	Purchased	Redeemed	Net Increase (Decrease)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	5,425	33,562	(28,137)	11,927	70,795	(58,868)
Fidelity® VIP Growth Portfolio - Service Class 2	2,544	18,069	(15,525)	8,998	53,482	(44,484)
Fidelity® VIP High Income Portfolio - Service Class 2	11,180	10,136	1,044	10,498	24,515	(14,017)
Fidelity® VIP Index 500 Portfolio - Service Class 2	1,092	6,592	(5,500)	10,466	20,892	(10,426)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,891	22,423	(19,532)	12,745	29,813	(17,068)
Fidelity® VIP Real Estate Portfolio - Service Class 2	2,313	11,788	(9,475)	11,585	16,400	(4,815)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	4,590	44,426	(39,836)	46,826	51,177	(4,351)
Franklin Small Cap Value VIP Fund - Class 2	91	1,413	(1,322)	3,738	8,901	(5,163)
Franklin U.S. Government Securities VIP Fund - Class 2	54,968	34,473	20,495	33,025	88,691	(55,666)
Templeton Global Bond VIP Fund - Class 2	23,699	11,387	12,312	15,654	28,843	(13,189)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	20	1,313	(1,293)	137	638	(501)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	79	2,015	(1,936)	5,647	6,032	(385)
T. Rowe Price Equity Income Portfolio	2,740	9,455	(6,715)	4,837	20,635	(15,798)
T. Rowe Price Moderate Allocation Portfolio	839	1,077	(238)	3,979	6,387	(2,408)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	11,186	33,943	(22,757)	19,492	84,801	(65,309)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2021, 2020, 2019, 2018 and 2017, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Product A and B:
American Century VP Capital Appreciation Fund:
2021	65,336	$52.44	$3,426,069	-%	1.25%	9.80%
2020	80,384	47.76	3,839,537	-	1.25	40.68
2019	92,932	33.95	3,154,944	-	1.25	33.93
2018	104,099	25.35	2,639,343	-	1.25	(6.39)
2017	116,052	27.08	3,142,796	-	1.25	20.30
American Century VP Inflation Protection Bond Fund:
2021	15,267	16.15	246,621	3.07	1.25	5.28
2020	20,501	15.34	314,493	1.61	1.25	8.41
2019	20,313	14.15	287,337	2.59	1.25	7.85
2018	19,426	13.12	254,886	3.02	1.25	(3.81)
2017	23,709	13.64	323,299	2.67	1.25	2.71
American Century VP Mid Cap Value Fund:
2021	48,199	36.40	1,754,265	1.16	1.25	21.70
2020	48,448	29.91	1,449,105	1.83	1.25	(0.03)
2019	53,336	29.92	1,595,981	2.05	1.25	27.54
2018	52,544	23.46	1,232,569	1.41	1.25	(13.91)
2017	53,903	27.25	1,468,985	1.54	1.25	10.32
American Century VP Ultra® Fund:
2021	49,221	63.43	3,121,980	-	1.25	21.65
2020	57,574	52.14	3,002,115	-	1.25	48.00
2019	63,818	35.23	2,248,442	-	1.25	32.89
2018	70,548	26.51	1,869,882	0.26	1.25	(0.49)
2017	71,030	26.64	1,891,951	0.37	1.25	30.65
American Century VP Value Fund:
2021	154,285	28.28	4,362,753	1.72	1.25	23.01
2020	192,156	22.99	4,418,523	2.36	1.25	(0.30)
2019	203,070	23.06	4,682,235	2.12	1.25	25.46
2018	210,511	18.38	3,868,504	1.65	1.25	(10.25)
2017	223,713	20.48	4,582,283	1.66	1.25	7.39
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2021	23,302	39.68	924,592	0.60	1.25	25.13
2020	22,015	31.71	698,137	0.98	1.25	22.29
2019	27,826	25.93	721,388	1.35	1.25	32.36
2018	37,066	19.59	725,995	1.54	1.25	(5.82)
2017	38,693	20.80	804,733	0.94	1.25	13.66

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2021	159,968	$47.61	$7,616,347	0.44%	1.25%	25.55%
2020	181,670	37.92	6,888,708	0.79	1.25	22.16
2019	233,725	31.04	7,254,862	1.17	1.25	34.43
2018	252,877	23.09	5,839,312	1.24	1.25	(8.01)
2017	289,886	25.10	7,276,852	1.34	1.25	25.75
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2021	34,415	44.19	1,520,849	0.48	1.25	24.09
2020	34,769	35.61	1,238,291	0.77	1.25	23.09
2019	42,586	28.93	1,232,176	1.07	1.25	27.50
2018	44,782	22.69	1,015,985	0.80	1.25	(5.85)
2017	46,185	24.10	1,113,167	0.74	1.25	18.25
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2021	94,039	32.30	3,037,462	0.11	1.25	15.03
2020	106,548	28.08	2,991,997	0.67	1.25	18.38
2019	119,962	23.72	2,844,953	-	1.25	20.28
2018	120,486	19.72	2,375,614	-	1.25	(20.10)
2017	122,126	24.68	3,013,570	-	1.25	23.15
Calvert VP NASDAQ-100 Index Portfolio:
2021	136,059	116.28	15,821,332	0.27	1.25	25.30
2020	153,387	92.80	14,233,906	0.47	1.25	46.40
2019	168,594	63.39	10,686,990	0.52	1.25	37.06
2018	168,080	46.25	7,772,881	0.55	1.25	(1.70)
2017	175,225	47.05	8,243,691	0.49	1.25	30.77
Calvert VP Russell 2000® Small Cap Index Portfolio:
2021	126,572	51.37	6,502,424	0.74	1.25	13.10
2020	140,748	45.42	6,392,427	1.07	1.25	18.16
2019	164,724	38.44	6,331,320	0.90	1.25	23.56
2018	178,356	31.11	5,549,229	1.07	1.25	(12.34)
2017	187,405	35.49	6,651,684	0.77	1.25	12.95
Calvert VP S&P MidCap 400 Index Portfolio:
2021	111,952	62.98	7,050,226	0.81	1.25	22.89
2020	126,490	51.25	6,482,579	1.22	1.25	11.92
2019	154,753	45.79	7,086,307	1.15	1.25	24.29
2018	166,573	36.84	6,137,224	1.14	1.25	(12.45)
2017	178,761	42.08	7,522,059	0.71	1.25	14.47
Federated Hermes Government Money Fund II - Service Shares:
2021	196,092	9.08	1,781,132	-	1.25	(1.30)
2020	220,118	9.20	2,024,321	0.12	1.25	(0.97)
2019	97,334	9.29	904,510	1.62	1.25	0.32
2018	87,934	9.26	813,999	1.23	1.25	-
2017	111,187	9.26	1,029,306	0.32	1.25	(0.86)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	1,835,122	$19.52	$35,830,299	1.81%	1.25%	17.03%
2020	2,035,893	16.68	33,960,432	2.61	1.25	(0.30)
2019	2,244,622	16.73	37,561,634	2.08	1.25	18.74
2018	2,451,920	14.09	34,553,067	2.24	1.25	(9.62)
2017	1,435,939	15.59	22,383,203	3.95	1.25	16.69
Federated Hermes Quality Bond Fund II - Primary Shares:
2021	1,494,543	12.46	18,614,821	2.46	1.25	(2.58)
2020	1,522,695	12.79	19,474,319	2.83	1.25	6.76
2019	1,716,925	11.98	20,563,975	2.97	1.25	8.12
2018	1,862,200	11.08	20,633,901	3.07	1.25	(1.86)
2017	1,964,904	11.29	22,176,958	3.29	1.25	2.82
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2021	645,253	61.50	39,685,977	0.06	1.25	26.26
2020	716,305	48.71	34,893,768	0.25	1.25	28.93
2019	830,533	37.78	31,374,926	0.46	1.25	29.96
2018	904,139	29.07	26,281,457	0.69	1.25	(7.54)
2017	991,760	31.44	31,179,597	1.00	1.25	20.41
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2021	138,934	32.95	4,577,932	2.35	1.25	24.39
2020	155,353	26.49	4,115,011	2.08	1.25	6.51
2019	169,017	24.87	4,203,210	3.58	1.25	28.46
2018	186,716	19.36	3,614,865	0.35	1.25	(10.12)
2017	200,122	21.54	4,310,440	1.27	1.25	15.50
Fidelity® VIP Growth Portfolio - Initial Class:
2021	395,059	49.08	19,390,261	-	1.25	21.70
2020	440,744	40.33	17,776,107	0.08	1.25	42.11
2019	496,359	28.38	14,086,716	0.26	1.25	32.68
2018	536,747	21.39	11,482,584	0.24	1.25	(1.43)
2017	556,220	21.70	12,069,007	0.22	1.25	33.54
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	244,871	28.47	6,970,543	5.23	1.25	3.00
2020	244,384	27.64	6,753,851	4.82	1.25	1.17
2019	269,734	27.32	7,369,284	5.04	1.25	13.36
2018	291,651	24.10	7,029,337	5.51	1.25	(4.82)
2017	297,177	25.32	7,525,676	5.23	1.25	5.59
Fidelity® VIP Index 500 Portfolio - Initial Class:
2021	476,879	40.49	19,306,994	1.25	1.25	27.01
2020	525,777	31.88	16,762,415	1.72	1.25	16.78
2019	583,259	27.30	15,923,617	1.95	1.25	29.75
2018	631,878	21.04	13,297,098	1.85	1.25	(5.69)
2017	664,572	22.31	14,827,129	1.80	1.25	20.20

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	214,795	$64.49	$13,851,987	0.35%	1.25%	23.76%
2020	244,770	52.11	12,754,531	0.40	1.25	16.42
2019	277,482	44.76	12,420,929	0.66	1.25	21.66
2018	303,153	36.79	11,154,441	0.39	1.25	(15.85)
2017	331,551	43.72	14,495,159	0.49	1.25	19.06
Fidelity® VIP Overseas Portfolio - Initial Class:
2021	180,975	25.37	4,591,427	0.51	1.25	18.22
2020	195,408	21.46	4,193,468	0.44	1.25	14.21
2019	210,397	18.79	3,954,285	1.64	1.25	26.19
2018	242,569	14.89	3,612,674	1.54	1.25	(15.88)
2017	254,461	17.70	4,504,642	1.40	1.25	28.63
Franklin Global Real Estate VIP Fund - Class 2:
2021	146,730	25.14	3,689,465	0.90	1.25	25.20
2020	170,387	20.08	3,421,223	3.25	1.25	(6.56)
2019	190,982	21.49	4,103,907	2.64	1.25	20.87
2018	206,607	17.78	3,673,031	2.64	1.25	(7.92)
2017	223,421	19.31	4,314,098	3.13	1.25	9.10
Franklin Mutual Shares VIP Fund - Class 2:
2021	180,242	28.39	5,117,714	2.82	1.25	17.70
2020	215,068	24.12	5,188,306	2.82	1.25	(6.22)
2019	222,391	25.72	5,720,777	1.86	1.25	21.04
2018	225,820	21.25	4,798,303	2.38	1.25	(10.19)
2017	237,188	23.66	5,612,299	2.21	1.25	7.01
Franklin Small Cap Value VIP Fund - Class 2:
2021	95,517	55.24	5,275,927	0.99	1.25	23.83
2020	110,971	44.61	4,950,342	1.55	1.25	3.89
2019	123,757	42.94	5,314,155	1.06	1.25	24.79
2018	128,014	34.41	4,404,842	0.89	1.25	(13.95)
2017	141,510	39.99	5,659,666	0.51	1.25	9.29
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2021	100,469	53.78	5,403,039	-	1.25	8.67
2020	111,289	49.49	5,508,220	-	1.25	53.17
2019	127,495	32.31	4,119,663	-	1.25	29.81
2018	141,032	24.89	3,510,279	-	1.25	(6.53)
2017	157,883	26.63	4,205,069	-	1.25	19.90
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	452,922	14.26	6,459,831	2.65	1.25	(3.06)
2020	397,932	14.71	5,853,411	3.28	1.25	2.58
2019	517,208	14.34	7,419,005	2.89	1.25	3.91
2018	545,128	13.80	7,523,699	2.82	1.25	(0.93)
2017	559,357	13.93	7,790,764	2.69	1.25	0.07

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Templeton Growth VIP Fund - Class 2:
2021	80,234	$21.99	$1,764,405	1.11%	1.25%	3.58%
2020	89,952	21.23	1,909,796	2.96	1.25	4.48
2019	102,919	20.32	2,091,205	2.75	1.25	13.77
2018	107,908	17.86	1,927,774	2.02	1.25	(15.95)
2017	115,500	21.25	2,453,881	1.64	1.25	17.08
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2021	130,256	62.97	8,201,775	0.89	1.25	28.30
2020	170,177	49.08	8,353,037	1.51	1.25	(0.89)
2019	184,296	49.52	9,125,698	1.61	1.25	25.21
2018	195,392	39.55	7,727,618	0.98	1.25	(12.94)
2017	209,227	45.43	9,504,196	0.80	1.25	12.39
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2021	56,635	51.00	2,888,612	0.53	1.25	19.89
2020	67,558	42.54	2,874,131	0.99	1.25	12.27
2019	79,167	37.89	2,999,689	0.41	1.25	23.06
2018	87,124	30.79	2,682,905	0.38	1.25	(13.05)
2017	92,682	35.41	3,281,678	0.32	1.25	13.82
T. Rowe Price All-Cap Opportunities Portfolio:
2021	151,990	57.75	8,777,412	-	1.25	19.32
2020	174,893	48.40	8,465,654	-	1.25	42.56
2019	189,256	33.95	6,424,717	0.41	1.25	33.29
2018	200,084	25.47	5,096,623	0.16	1.25	(0.12)
2017	207,014	25.50	5,278,227	0.10	1.25	32.81
T. Rowe Price Equity Income Portfolio:
2021	332,619	36.89	12,269,950	1.55	1.25	24.00
2020	387,574	29.75	11,529,883	2.32	1.25	(0.07)
2019	443,984	29.77	13,217,133	2.30	1.25	24.82
2018	493,560	23.85	11,769,199	2.00	1.25	(10.61)
2017	532,690	26.68	14,212,861	1.74	1.25	14.60
T. Rowe Price Mid-Cap Growth Portfolio:
2021	152,197	88.87	13,525,511	-	1.25	13.44
2020	164,581	78.34	12,894,059	-	1.25	22.27
2019	178,285	64.07	11,423,422	0.14	1.25	29.67
2018	191,263	49.41	9,450,506	-	1.25	(3.25)
2017	204,808	51.07	10,459,479	-	1.25	23.27
T. Rowe Price Moderate Allocation Portfolio:
2021	306,294	35.78	10,959,416	0.97	1.25	8.72
2020	347,344	32.91	11,433,027	1.37	1.25	13.09
2019	382,247	29.10	11,122,328	1.95	1.25	18.34
2018	412,426	24.59	10,141,805	1.79	1.25	(6.25)
2017	431,157	26.23	11,310,039	1.51	1.25	15.96

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

T. Rowe Price International Stock Portfolio:
2021	394,793	$19.94	$7,870,552	0.55%	1.25%	0.10%
2020	445,697	19.92	8,879,057	0.55	1.25	13.05
2019	508,249	17.62	8,957,727	2.48	1.25	26.13
2018	492,201	13.97	6,873,952	1.30	1.25	(15.23)
2017	532,730	16.48	8,781,146	1.12	1.25	26.28

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2021	12,602	$13.06	$164,517	1.66%	1.00%	9.56%
2020	17,530	11.92	208,880	3.44	1.00	6.52
2019	17,520	11.19	196,036	2.61	1.00	19.81
2018	18,182	9.34	169,813	3.21	1.00	(14.63)
2017	19,348	10.94	211,750	2.49	1.00	23.20
Calvert VP NASDAQ-100 Index Portfolio:
2021	10,554	83.83	884,725	0.27	1.00	25.63
2020	8,974	66.73	598,864	0.51	1.00	46.76
2019	8,046	45.47	365,871	0.52	1.00	37.41
2018	8,603	33.09	284,692	0.56	1.00	(1.46)
2017	9,209	33.58	309,261	0.50	1.00	31.07
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2021	5,339	31.85	170,072	0.68	1.00	13.18
2020	8,117	28.14	228,453	0.97	1.00	18.19
2019	12,079	23.81	287,568	0.90	1.00	23.62
2018	13,210	19.26	254,483	1.09	1.00	(12.37)
2017	13,045	21.98	286,697	0.79	1.00	13.01
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2021	74,331	34.00	2,527,072	0.80	1.00	22.97
2020	101,577	27.65	2,808,813	1.18	1.00	11.99
2019	124,314	24.69	3,069,939	1.15	1.00	24.32
2018	134,306	19.86	2,667,809	1.12	1.00	(12.47)
2017	151,238	22.69	3,431,572	1.00	1.00	14.48
Columbia VP Overseas Core Fund - Class 1:
2021	1,984	13.67	27,126	1.27	1.00	8.84
2020	1,961	12.56	24,628	1.53	1.00	8.00
2019	3,792	11.63	44,088	2.16	1.00	24.25
2018	5,061	9.36	47,356	2.78	1.00	(17.46)
2017	4,641	11.34	52,616	2.03	1.00	26.28
Columbia VP Select Mid Cap Value Fund - Class 1:
2021	4,812	28.99	139,518	-	1.00	31.06
2020	5,430	22.12	120,143	-	1.00	6.40
2019	7,858	20.79	163,394	-	1.00	30.34
2018	10,432	15.95	166,432	-	1.00	(14.20)
2017	10,588	18.59	196,786	-	1.00	12.46

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Columbia VP Small Cap Value Fund - Class 2:
2021	46,688	$30.47	$1,422,678	0.47%	1.00%	27.54%
2020	68,165	23.89	1,628,734	0.37	1.00	7.52
2019	71,672	22.22	1,592,830	0.28	1.00	19.78
2018	73,218	18.55	1,358,372	0.17	1.00	(19.00)
2017	82,882	22.90	1,898,189	0.32	1.00	12.86
Columbia VP Small Company Growth Fund - Class 2:
2021	5,428	41.94	227,627	-	1.00	(4.07)
2020	6,747	43.72	295,014	-	1.00	68.93
2019	4,233	25.88	109,539	-	1.00	38.99
2018	4,550	18.62	84,700	-	1.00	(2.97)
2017	4,989	19.19	95,726	-	1.00	27.59
DWS Global Small Cap VIP - Class A:
2021	3,951	19.97	78,916	0.35	1.00	13.79
2020	5,085	17.55	89,246	0.80	1.00	16.23
2019	6,118	15.10	92,407	-	1.00	20.03
2018	7,926	12.58	99,676	0.27	1.00	(21.28)
2017	8,514	15.98	136,066	-	1.00	18.81
DWS International Growth VIP - Class A:
2021	6,776	18.56	125,728	0.34	1.00	7.04
2020	8,848	17.34	153,380	1.28	1.00	21.51
2019	11,985	14.27	171,041	1.32	1.00	29.96
2018	14,023	10.98	154,026	0.91	1.00	(17.57)
2017	14,177	13.32	188,808	0.38	1.00	24.25
Federated Hermes Government Money Fund II - Service Shares:
2021	30,290	9.32	282,359	-	1.00	(0.96)
2020	31,718	9.41	298,616	0.22	1.00	(0.84)
2019	35,316	9.49	335,143	1.63	1.00	0.64
2018	37,344	9.43	352,147	1.23	1.00	0.21
2017	44,251	9.41	416,265	0.31	1.00	(0.63)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2021	61,480	20.04	1,231,799	1.74	1.00	17.40
2020	72,008	17.07	1,229,537	2.61	1.00	(0.12)
2019	83,358	17.09	1,424,345	2.04	1.00	19.09
2018	93,001	14.35	1,334,935	2.61	1.00	(9.41)
2017	74,107	15.84	1,174,063	4.12	1.00	16.90
Federated Hermes Quality Bond Fund II - Primary Shares:
2021	289,399	12.78	3,698,971	2.39	1.00	(2.37)
2020	275,999	13.09	3,613,404	2.91	1.00	7.03
2019	335,312	12.23	4,100,986	2.99	1.00	8.33
2018	371,614	11.29	4,194,278	3.09	1.00	(1.57)
2017	397,906	11.47	4,563,222	3.25	1.00	3.05

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2021	113,047	$38.85	$4,391,913	0.03%	1.00%	26.26%
2020	141,184	30.77	4,344,630	0.09	1.00	28.91
2019	200,052	23.87	4,774,384	0.21	1.00	30.01
2018	224,171	18.36	4,116,001	0.42	1.00	(7.55)
2017	265,976	19.86	5,283,618	0.76	1.00	20.36
Fidelity® VIP Growth Portfolio - Service Class 2:
2021	61,315	47.86	2,934,639	-	1.00	21.69
2020	76,840	39.33	3,022,238	0.05	1.00	42.14
2019	121,324	27.67	3,357,448	0.06	1.00	32.65
2018	141,312	20.86	2,947,933	0.04	1.00	(1.42)
2017	176,257	21.16	3,730,013	0.09	1.00	33.50
Fidelity® VIP High Income Portfolio - Service Class 2:
2021	86,911	18.69	1,624,074	5.31	1.00	3.26
2020	85,867	18.10	1,553,946	4.81	1.00	1.40
2019	99,884	17.85	1,782,539	4.97	1.00	13.69
2018	111,035	15.70	1,743,768	5.46	1.00	(4.62)
2017	122,613	16.46	2,018,197	5.09	1.00	5.85
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2021	12,586	41.23	518,860	1.06	1.00	27.02
2020	18,086	32.46	587,151	1.32	1.00	16.76
2019	28,512	27.80	792,639	1.72	1.00	29.72
2018	29,153	21.43	624,750	1.53	1.00	(5.68)
2017	29,780	22.72	676,617	1.55	1.00	20.21
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2021	62,530	29.86	1,867,359	0.34	1.00	24.05
2020	82,062	24.07	1,975,257	0.39	1.00	16.67
2019	99,130	20.63	2,044,668	0.67	1.00	22.00
2018	105,197	16.91	1,779,159	0.40	1.00	(15.66)
2017	118,493	20.05	2,375,217	0.48	1.00	19.42
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2021	53,780	24.76	1,331,844	0.92	1.00	37.25
2020	63,255	18.04	1,141,142	1.89	1.00	(7.72)
2019	68,070	19.55	1,330,674	1.44	1.00	21.73
2018	79,153	16.06	1,271,024	2.57	1.00	(7.38)
2017	86,084	17.34	1,492,503	1.55	1.00	2.79
Franklin Mutual Shares VIP Fund - Class 2:
2021	177,751	21.03	3,738,115	2.81	1.00	18.01
2020	217,587	17.82	3,878,196	2.86	1.00	(6.01)
2019	221,938	18.96	4,207,647	1.80	1.00	21.38
2018	244,464	15.62	3,818,907	2.37	1.00	(9.97)
2017	269,542	17.35	4,677,234	2.20	1.00	7.30

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2021	9,334	$28.07	$262,028	0.98%	1.00%	24.09%
2020	10,656	22.62	240,997	1.67	1.00	4.14
2019	15,819	21.72	343,526	1.09	1.00	25.12
2018	16,852	17.36	292,518	0.89	1.00	(13.76)
2017	17,120	20.13	344,548	0.54	1.00	9.58
Franklin U.S. Government Securities VIP Fund - Class 2:
2021	265,688	12.17	3,233,097	2.54	1.00	(2.80)
2020	245,193	12.52	3,069,610	3.23	1.00	2.79
2019	300,859	12.18	3,663,892	2.94	1.00	4.19
2018	318,934	11.69	3,727,860	2.74	1.00	(0.68)
2017	334,547	11.77	3,936,360	2.69	1.00	0.34
Templeton Global Bond VIP Fund - Class 2:
2021	100,422	13.78	1,384,215	-	1.00	(5.94)
2020	88,110	14.65	1,291,114	8.61	1.00	(6.27)
2019	101,299	15.63	1,582,862	7.13	1.00	1.03
2018	106,711	15.47	1,650,864	-	1.00	0.91
2017	113,844	15.33	1,745,102	-	1.00	0.92
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2:
2021	3,276	34.46	112,917	0.27	1.00	19.86
2020	4,569	28.75	131,373	0.69	1.00	12.22
2019	5,070	25.62	129,915	0.18	1.00	23.00
2018	5,846	20.83	121,759	0.07	1.00	(13.06)
2017	5,534	23.96	132,590	0.12	1.00	13.82
T. Rowe Price All-Cap Opportunities Portfolio:
2021	7,629	61.30	467,703	-	1.00	19.61
2020	9,565	51.25	490,290	-	1.00	42.92
2019	9,950	35.86	356,808	0.39	1.00	33.61
2018	11,975	26.84	321,411	0.15	1.00	0.15
2017	14,116	26.80	378,313	0.11	1.00	33.13
T. Rowe Price Equity Income Portfolio:
2021	53,598	26.50	1,420,148	1.56	1.00	24.35
2020	60,313	21.31	1,285,571	2.27	1.00	0.14
2019	76,111	21.28	1,619,404	2.32	1.00	25.18
2018	83,388	17.00	1,417,673	2.01	1.00	(10.43)
2017	87,623	18.98	1,662,675	1.73	1.00	14.89
T. Rowe Price Moderate Allocation Portfolio:
2021	10,387	25.19	261,626	0.98	1.00	9.00
2020	10,625	23.11	245,588	1.37	1.00	13.40
2019	13,033	20.38	265,652	1.89	1.00	18.63
2018	18,045	17.18	310,079	1.75	1.00	(6.02)
2017	22,822	18.28	417,302	1.57	1.00	16.21

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)

T. Rowe Price International Stock Portfolio:
2021	224,010	$16.68	$3,736,162	0.58%	1.00%	0.36%
2020	246,767	16.62	4,102,638	0.53	1.00	13.29
2019	312,076	14.67	4,578,800	2.32	1.00	26.47
2018	344,211	11.60	3,991,975	1.33	1.00	(15.02)
2017	376,799	13.65	5,144,802	1.06	1.00	26.62

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.